UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

FREED ABS Master Depositor Trust

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): February 6, 2023

Commission File Number of securitizer: 025-03951

Central Index Key Number of securitizer: 0001742848

Noelle Whitehead, (844) 606-9533
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

______________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  February 6, 2023

FREED ABS MASTER DEPOSITOR TRUST (Securitizer)

By:	Series B, a series of Freedom Consumer Credit Fund, LLC, as settlor of the Securitizer

By:	Freedom Financial Asset Management, LLC, its managing member

By:	/s/ Noelle Whitehead
Name: Noelle Whitehead
Title: Treasurer